Information About Non-controlling Interests - Summary of consolidated statements of comprehensive income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	₩ 26,287,201	₩ 25,638,855	₩ 24,898,005
Profit (loss) for the year	972,182	1,385,635	1,459,395
Other comprehensive income(loss)	7,447	(2,194)	165,567
Total comprehensive income	979,629	1,383,441	1,624,962
KT Skylife Co., Ltd. [member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	1,034,342	1,038,468	772,950
Profit (loss) for the year	(109,407)	20,941	62,309
Other comprehensive income(loss)	(6,625)	13,544	12,686
Total comprehensive income	(116,032)	34,485	74,995
BC Card Co., Ltd. [member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	4,027,450	3,897,090	3,580,970
Profit (loss) for the year	76,545	148,341	120,308
Other comprehensive income(loss)	13,832	(5,286)	2,270
Total comprehensive income	90,377	143,055	122,578
KTIS Corporation [Member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	593,162	536,229	487,801
Profit (loss) for the year	13,922	15,917	24,944
Other comprehensive income(loss)	(3,162)	(2,415)	3,725
Total comprehensive income	10,760	13,502	28,669
KTCS Corporation [Member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	1,035,911	1,031,010	968,499
Profit (loss) for the year	15,804	17,634	19,034
Other comprehensive income(loss)	(2,550)	(134)	(2,120)
Total comprehensive income	13,254	17,500	16,914
Nasmedia, Co., Ltd. [Member]
Disclosure of Summarized Consolidated Statements of Comprehensive Income of Subsidiaries [Line Items]
Operating revenue	147,934	153,210	125,876
Profit (loss) for the year	17,703	27,691	27,120
Other comprehensive income(loss)	(1,890)	(695)	871
Total comprehensive income	₩ 15,813	₩ 26,996	₩ 27,991